Leases and Restricted Cash - Net Investments in Direct Financing Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Total minimum lease payments to be received	$ 764,970	$ 843,079
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	393	425
Less unearned revenue	(317,320)	(371,811)
Total net investments in direct financing leases	643,008	666,658
Less current portion	(150,342)	(20,606)
Net investments in direct financing leases	$ 492,666	$ 646,052